Reportable segments - Loss from Operations by Segment (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Reportable segments
Total loss from operations	$ (57,066,098)	$ (274,356)	$ (58,210,961)	$ (1,522,628)
Non-operating corporate
Reportable segments
Total loss from operations			(2,262,256)
Technology | Operating segments
Reportable segments
Total loss from operations			23,942	$ (1,522,628)
Telehealth | Operating segments
Reportable segments
Total loss from operations			$ (55,972,646)